Statutory Prospectus and Statement of Additional Information Supplement dated April 21, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus and Statement of Additional Information for the Fund listed below:
Invesco Low Volatility Equity Yield Fund
This supplement amends the Statutory Prospectus and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following information replaces the table in its entirety under the heading “Fund Summary - Management of the Fund” in the prospectus:
Portfolio Managers	Title	Length of Service on the Fund
Tarun Gupta	Portfolio Manager	2020
Anthony Munchak	Portfolio Manager	2013
Glen Murphy	Portfolio Manager	2010
Francis Orlando	Portfolio Manager	2013
Jerry Sun	Portfolio Manager	2020
The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:
•	Tarun Gupta, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2012 to 2019, he was employed by AQR Capital Management where he served as a Managing Director and a Vice President.
•	Anthony Munchak, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.
•	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.
•	Francis Orlando, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1987.
•	Jerry Sun, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2018. From 2014 to 2018, he was employed by State Street Global Advisors where he served as a Senior Quantitative Investment Strategist.
The Statement of Additional Information is also amended to reflect the portfolio manager changes above.
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